Prospectus and Statement of Additional Information (SAI) Supplement – February 28, 2013*

Fund	Prospectus and SAI dated
Columbia Variable Portfolio – Dividend Opportunity Fund	May 1, 2012
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	May 1, 2012

Effective immediately, Laton Spahr is no longer a portfolio manager of the above mentioned funds. Accordingly, all references to Mr. Spahr in the prospectuses and SAI are hereby removed.

Shareholders should retain this supplement for future reference.

*Valid until next update.

S-6466-199 A (2/13)